Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
5. Related Party Transactions
7GC Related Party Promissory Notes
On December 21, 2022, 7GC issued an unsecured promissory note (the “December 2022 7GC Note”) to the Sponsor, 7GC & Co. Holdings LLC, which provides for borrowings from time to time of up to an aggregate of $2,300,000. The December 2022 7GC Note does not bear interest. Upon the consummation of a Business Combination, the Sponsor shall have the option, but not the obligation, to convert the principal balance of the December 2022 7GC Note, in whole or in part, into that number of shares of Class A common stock, $0.0001 par value per share, of 7GC (the “Converted Shares”) equal to the principal amount of the December 2022 7GC Note so converted divided by $10.00.
On October 3, 2023, 7GC issued an additional unsecured promissory note (the “October 2023 7GC Note”, together with the December 2022 7GC Note, the “ 7GC Promissory Notes”) to the Sponsor, which provides for borrowings from time to time of up to an aggregate of $500,000 for working capital purposes. The October 2023 7GC Note does not bear interest. Upon the consummation of a Business Combination, the Sponsor shall have the option, but not the obligation, to convert the principal balance of the October 2023 7GC Note, in whole or in part, into that number of the Converted Shares, equal to the principal amount of the October 2023 7GC Note so converted divided by $10.00.
Upon Closing of the Merger, Banzai assumed the 7GC Promissory Notes which subsequently converted on February 2, 2024. At the date of conversion, the total balance of the Notes converted was $2,540,092.
Due to Related Party of 7GC
During the year ended December 31, 2023, the Sponsor paid certain expenses on behalf of 7GC. Upon Closing of the Merger, Banzai assumed the $67,118 liability. As of March 31, 2024, the entire balance remained outstanding and is included within due to related party under current liabilities on the accompanying unaudited condensed consolidated balance sheet.
Legacy Banzai Related Party Transactions
During 2023, Legacy Banzai issued Promissory Notes and Convertible Notes to related parties. See
Note 11—Debt
for further details related to these transactions and associated balances.

6. Related Party Transactions
7GC Related Party Promissory Notes
On December 21, 2022, 7GC issued an unsecured promissory note (the “December 2022 7GC Note”) to the Sponsor, 7GC & Co. Holdings LLC, which provides for borrowings from time to time of up to an aggregate of $2,300,000. Up to $500,000 of the December 2022 7GC Note may be drawn and used for Working Capital Drawdowns and up to $1,800,000 of the December 2022 7GC Note may be drawn and used for Extension Drawdowns. 7GC borrowed $1,100,000 under the December 2022 7GC Note on December 21, 2022, $900,000 of which was an Extension Drawdown and $200,000 of which was a Working Capital Drawdown. The December 2022 7GC Note does not bear interest and is repayable in full upon the earlier of the consummation of a Business Combination or the date 7GC liquidates the Trust Account upon the failure to consummate a Business Combination within the requisite time period. Upon the consummation of a Business Combination, the Sponsor shall have the option, but not the obligation, to convert the principal balance of the December 2022 7GC Note, in whole or in part, into that number of shares of Class A common stock, $0.0001 par value per share, of 7GC (the “Converted Shares”) equal to the principal amount of the December 2022 7GC Note so converted divided by $10.00. The terms of the Converted Shares, if issued, will be identical to the terms of 7GC’s Public Shares, except that the Converted Shares (x) will not be registered under the Securities Act, and (y) will be subject to the terms of that certain letter agreement, dated as of December 22, 2020, among 7GC, the Sponsor, and certain other parties thereto. The December 2022 7GC Note is subject to customary events of default, the occurrence of which automatically trigger the unpaid principal balance of the December 2022 7GC Note and all other sums payable with regard to the December 2022 7GC Note becoming immediately due and payable. On February 9, 2023, 7GC borrowed an additional $177,500 under the December 2022 7GC Note which was a Working Capital Drawdown. During the three months ended June 30, 2023 an additional $122,500 was borrowed under the Working Capital Drawdown, for a total outstanding of $500,000. During the three months ended June 30, 2023 an additional $900,000 was borrowed as an Extensions drawdown, for a total outstanding of $1,800,000.
On October 3, 2023, 7GC issued an additional unsecured promissory note (the “October 2023 7GC Note”, together with the December 2022 7GC Note, the “ 7GC Promissory Notes”) to the Sponsor, which provides for borrowings from time to time of up to an aggregate of $500,000 for working capital purposes. The October 2023

7GC Note does not bear interest and is repayable in full upon the earlier of the consummation of a Business Combination or the date 7GC liquidates the Trust Account established in connection with 7GC’s Initial Public Offering upon the failure of 7GC to consummate a Business Combination within the requisite time period. Upon the consummation of a Business Combination, the Sponsor shall have the option, but not the obligation, to convert the principal balance of the October 2023 7GC Note, in whole or in part, into that number of the Converted Shares, equal to the principal amount of the October 2023 7GC Note so converted divided by $10.00.
Upon Closing of the Merger, Banzai assumed the 7GC Promissory Notes which remained outstanding as of December 31, 2023. As of December 31, 2023, $2,540,091 was outstanding on the loans. See
Note 14—Debt
for further details of these transactions and associated balances and
Note 21—Subsequent Events
for details related to the subsequent conversion of the 7GC Promissory Notes, in 2024.
Due to Related Party of 7GC
During the year ended December 31, 2023, the Sponsor paid certain expenses on behalf of 7GC. Upon Closing of the Merger, Banzai assumed the $67,118 liability. As of December 31, 2023, the entire balance remained outstanding and is included within due to related party under current liabilities on the accompanying consolidated balance sheet.
Legacy Banzai Related Party Transactions
During 2022 and 2023, Legacy Banzai issued Promissory Notes and Convertible Notes to related parties. See
Note 14—Debt
for further details related to these transactions and associated balances. Legacy Banzai also entered into Simple Agreements for Future Equity (SAFE) arrangements with related parties during 2021. See
Note 16—Simple Agreements for Future Equity
for further details of these transactions and associated balances.